Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000019443_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000019443_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.73%
C000019443_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.12%
C000019443_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Massachusetts Municipal Income Fund
C000019443_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000019443_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,254
C000019443_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,160
C000019443_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,541
C000019443_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,768
C000019443_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,673
C000019443_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,042
C000019443_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,827
C000019443_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 11,326
C000019443_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 11,668
C000019443_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,876	$ 11,876	$ 11,876	$ 11,876
C000019443_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Massachusetts Enhanced Municipal Linked Index
C000019443_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,000
C000019443_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,298
C000019443_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,216
C000019443_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,576
C000019443_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,914
C000019443_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,830
C000019443_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,288
C000019443_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,001
C000019443_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,605
C000019443_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					11,876
C000019443_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	12,088	12,088	12,088	$ 12,088
C000019443_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000019443_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,000
C000019443_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,271
C000019443_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,242
C000019443_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,603
C000019443_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,950
C000019443_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,896
C000019443_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,374
C000019443_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 12,140
C000019443_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 11,746
C000019443_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value					$ 12,087
C000019443_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 12,338	$ 12,338	$ 12,338	$ 12,338
C000019443_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.78%
C000019443_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.35%
C000019443_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.73%
C000019443_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.79%
C000019443_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.43%
C000019443_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.91%